Annual Fund Operating Expenses - ProShares Genius Money Market ETF	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
None
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.15%

[1]	“Other Expenses” are estimated.
[2]	ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive 0.05% of the Fund’s Investment Advisory and Management Fees through January 31, 2027. This agreement may not be terminated before that date without the approval of the Fund’s Board.